Warrant liabilities - ECARX Warrants in connection with the Merger - Movements (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
ECARX Warrants
Warrant liabilities
Addition	¥ 13,172
Change in fair value included in losses	3,245
Foreign exchange translation	127
Liability at the end	16,544
ECARX Public Warrants
Warrant liabilities
Addition	8,277
Change in fair value included in losses	1,991
Foreign exchange translation	78
Liability at the end	10,346
ECARX Private Warrants
Warrant liabilities
Addition	4,895
Change in fair value included in losses	1,254
Foreign exchange translation	49
Liability at the end	¥ 6,198